Other (expense) income (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of other income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Net mark-to-market gains on derivatives used as economic hedges		88	67
Impairment of assets	13, 14	(82)	(9)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(47)	(28)
Equity losses from investments in associates and joint ventures	15
Loss on investment		(22)	(57)
Operations		(9)	(32)
Early debt redemption costs	20	(20)	(11)
(Losses) gains on investments		(5)	58
Other		(5)	33
Total other (expense) income		(102)	21